DERIVATIVES, Dedesignated Derivative Assets (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 USD ($) Instrument $ / €	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value		$ 2,085	$ 4,824
Reclassification from other comprehensive loss into earnings, net of deferred tax	[1]	(456)	2,829	$ 3,717
Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Credit risk adjusted fair value		$ 2,100	$ 4,800
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument		1
Contracted USD to be received		$ 48,689
Gain recognized in accumulated comprehensive loss net of deferred tax		(5,237)
Dedesignated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value		2,085
Dedesignated Derivatives [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Gain recognized in accumulated comprehensive loss net of deferred tax		$ 3,179
Dedesignated Derivatives [Member] | Cross Currency Swap Contract [Member]
Derivatives [Abstract]
Quantity | Instrument		1
Maturity date		Nov. 26, 2025
Contracted fixed conversion rate to U.S. Dollar | $ / €		1.3068
Contracted USD to be received		$ 48,689
Gain recognized in accumulated comprehensive loss net of deferred tax		3,179
Reclassification from other comprehensive loss into earnings, net of deferred tax		(500)
Dedesignated Derivatives [Member] | Cross Currency Swap Contract [Member] | Derivative Assets [Member]
Derivatives [Abstract]
Credit risk adjusted fair value		2,076
Accrued rent		$ 9

[1]	The associated deferred tax was $(63), $432 and $295 for the years ended December 31, 2020, 2019 and 2018, respectively.